Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Net licensing revenue	$ 11,546,000	$ 10,432,000
Design and service fee income	1,619,000	2,271,000
Design and licensing revenues	13,165,000	12,703,000
Retail sales	203,000	0
Total revenues	13,368,000	12,703,000
Operating income (loss):
Total operating income	1,856,000	5,693,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,308,000	45,835,000
Total property and equipment	1,153,000	1,113,000
Depreciation and amortization :
Total depreciation and amortization	893,000	856,000
Design And Licensing [Member]
Operating income (loss):
Total operating income	2,195,000	5,693,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,308,000	45,835,000
Total property and equipment	939,000	1,113,000
Depreciation and amortization :
Total depreciation and amortization	873,000	856,000
Retail [Member]
Operating income (loss):
Total operating income	(339,000)	0
Long Lived Assets
Total Trademarks and other intangibles, net	0	0
Total property and equipment	214,000	0
Depreciation and amortization :
Total depreciation and amortization	$ 20,000	$ 0